Core Alternative ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 96.0%		Shares	Value
Basic Materials - 5.6%
Air Products & Chemicals, Inc.		5,733	$1,650,416
Mosaic Co.		31,292	1,126,825
			2,777,241

Communications - 11.3%
Alphabet, Inc. - Class A		9,726	1,866,419
Amazon.com, Inc. (a)		5,705	1,335,597
FactSet Research Systems, Inc.		2,472	995,969
Meta Platforms, Inc. - Class A		1,763	1,363,575
			5,561,560

Consumer, Cyclical - 9.6%
Genuine Parts Co.		8,338	1,074,602
Home Depot, Inc.		2,493	916,202
McDonald's Corp.		4,246	1,274,097
Walmart, Inc.		14,722	1,442,462
			4,707,363

Consumer, Non-cyclical - 11.9%
Amgen, Inc.		3,919	1,156,497
Diageo PLC - ADR		4,578	448,415
Eli Lilly & Co.		1,304	965,051
Johnson & Johnson		8,530	1,405,232
Merck & Co., Inc.		9,754	761,983
Procter & Gamble Co.		7,555	1,136,801
			5,873,979

Energy - 5.6%
Chevron Corp.		9,430	1,429,965
Exxon Mobil Corp.		11,830	1,320,701
			2,750,666

Financial - 14.8%
Aflac, Inc.		9,768	970,548
Chubb Ltd.		4,873	1,296,413
CME Group, Inc.		5,356	1,490,468
JPMorgan Chase & Co.		5,550	1,644,132
Morgan Stanley		13,252	1,887,880
			7,289,441

Industrial - 9.2%
Emerson Electric Co.		11,674	1,698,684
Lockheed Martin Corp.		2,579	1,085,708
Norfolk Southern Corp.		786	218,508
Waste Management, Inc.		6,627	1,518,643
			4,521,543

Technology - 22.6%
Accenture PLC - Class A		3,235	864,068
Adobe, Inc. (a)		2,226	796,218
Advanced Micro Devices, Inc. (a)		8,508	1,500,045
Apple, Inc.		4,742	984,297
Broadridge Financial Solutions, Inc.		5,855	1,449,171
Fiserv, Inc. (a)		7,389	1,026,628
Microsoft Corp.		4,064	2,168,144
NXP Semiconductors NV		4,544	971,371
Paychex, Inc.		9,275	1,338,661
			11,098,603

Utilities - 5.4%
NextEra Energy, Inc.		16,747	1,190,042
Southern Co.		15,698	1,483,147
			2,673,189
TOTAL COMMON STOCKS (Cost $40,789,137)			47,253,585

REAL ESTATE INVESTMENT TRUSTS - 2.4%		Shares	Value
Financial - 2.4%
Realty Income Corp.		21,345	1,198,095
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,209,705)			1,198,095

PURCHASED OPTIONS - 0.9%(a)	Notional Amount	Contracts	Value
Call Options - 0.0%(b)			$–
CBOE S&P 500 Index, Expiration: 08/08/2025; Exercise Price: $6,530.00 (c)(d)	$31,696,950	50	3,875

Put Options - 0.9%			$–
CBOE S&P 500 Index (c)(d)		–	$–
Expiration: 08/01/2025; Exercise Price: $6,350.00	9,509,085	15	49,650
Expiration: 08/07/2025; Exercise Price: $6,295.00	31,696,950	50	151,250
Expiration: 08/07/2025; Exercise Price: $6,345.00	12,678,780	20	91,800
Expiration: 08/07/2025; Exercise Price: $6,375.00	12,678,780	20	119,600
Total Put Options			412,300
TOTAL PURCHASED OPTIONS (Cost $280,672)			416,175

SHORT-TERM INVESTMENTS - 2.0%		Shares	Value
Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.23%(e)		969,753	969,753
TOTAL SHORT-TERM INVESTMENTS (Cost $969,753)			969,753

TOTAL INVESTMENTS - 101.3% (Cost $43,249,267)			49,837,608
Liabilities in Excess of Other Assets - (1.3)%			(626,795)
TOTAL NET ASSETS - 100.0%			$49,210,813
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Core Alternative ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
CBOE S&P 500 Index, Expiration: 08/08/2025; Exercise Price: $6,410.00 (a)(b)	$(19,018,170)	(30)	$(51,750)
TOTAL WRITTEN OPTIONS (Premiums received $118,986)			$(51,750)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Core Alternative ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$47,253,585	$–	$–	$47,253,585
Real Estate Investment Trusts	1,198,095	–	–	1,198,095
Purchased Options	–	416,175	–	416,175
Money Market Funds	969,753	–	–	969,753
Total Investments	$49,421,433	$416,175	$–	$49,837,608

Liabilities:
Investments:
Written Options	$–	$(51,750)	$–	$(51,750)
Total Investments	$–	$(51,750)	$–	$(51,750)

Refer to the Schedule of Investments for further disaggregation of investment categories.